Condensed Financial Information of the Parent Company Only (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income
Interest and dividends received from subsidiaries	$ 11,515	$ 11,829	$ 11,214	$ 11,198	$ 11,214	$ 11,196	$ 11,125	$ 10,963	$ 45,756	$ 44,498	$ 45,665
Expenses
Interest on subordinated notes									1,293	1,264	1,284
Other									3,507	3,116	3,507
Income tax benefit	$ (1,083)	$ (1,377)	$ (1,001)	$ (1,119)	$ (1,074)	$ (802)	$ (1,121)	$ (1,045)	(4,580)	(4,042)	(2,422)
Net income									8,599	7,654	4,974
HAWTHORN BANCSHARES, INC.
Income
Interest and dividends received from subsidiaries									1,039	2,538	15,039
Total income									1,039	2,538	15,039
Expenses
Interest on subordinated notes									1,293	1,264	1,284
Other									2,138	1,730	1,778
Total expenses									3,431	2,994	3,062
Income before income tax benefit and equity in undistributed income of subsidiaries									(2,392)	(456)	11,977
Income tax benefit									1,065	1,100	1,126
Equity in undistributed income (losses) of subsidiaries									9,926	7,010	(8,129)
Net income									$ 8,599	$ 7,654	$ 4,974